UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23078

                                        Virtus ETF Trust II
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor

                                        New York, NY 10036
(Address of principal executive offices) (Zip code)

Virtus ETF Trust II

c/o Corporation Service Company

2711 Centerville Road, Suite 400

                                        Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: July 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Virtus ETF Trust II

VIRTUS ENHANCED SHORT U.S. EQUITY ETF
VIRTUS NEWFLEET DYNAMIC CREDIT ETF

ANNUAL REPORT

July 31, 2017

Table of Contents

July 31, 2017

Shareholder Letter (unaudited)

July 31, 2017

Dear Fellow Virtus ETF Trust II Shareholder:

I am pleased to present this annual report for Virtus ETF Trust II, which reviews the performance of the following funds within the Trust, including a recent addition, for the twelve months ended July 31, 2017:

•	Virtus Enhanced Short U.S. Equity ETF (VESH) — Launched on June 26, 2017, this fund seeks to provide capital appreciation.
•	Virtus Newfleet Dynamic Credit ETF (BLHY)

The report provides financial statements and portfolio information for the above funds. For the funds with a performance history of more than six months, the report also provides commentary from the portfolio manager on how the fund performed relative to the markets in which it invests.

On behalf of Virtus ETF Advisers LLC (the “Adviser”) and our fund Sub-Advisers, thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. We invite you to visit our website, www.virtusetfs.com, to learn more about the funds.

Sincerely,

William Smalley
President

Virtus ETF Trust II

This material must be accompanied or preceded by the prospectus.

Management’s Discussion of Fund Performance (unaudited)

July 31, 2017

Virtus Enhanced Short U.S. Equity ETF

Performance as of 7/31/2017

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	S&P 500® Index(1)
Since Inception(2)	(1.56)%	(0.82)%	1.43%

(1)	The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a price return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
(2)	Commencement of operations on June 26,2017.

Performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most current month-end performance data please visit www.virtusetfs.com or call toll free (800) 243-4361. The Fund’s annual operating expense ratio as disclosed in the most recent prospectus dated April 3, 2017 is 0.55%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report. Total return calculated for a period of less than one year is not annualized.

The Fund is an exchange-traded fund (“ETF”). The “net asset value” (NAV) of the Fund is determined at the close of each business day, and represents the dollar value of one share of the Fund; it is calculated by taking the total assets of the Fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV of the Fund is not necessarily the same as its intraday trading value. Fund investors should not expect to buy or sell shares at NAV because shares of ETFs such as the Fund are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Thus, shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV, and include the reinvestment of all dividends and other distributions (reinvested at the Fund’s NAV on distribution ex-date). Market price returns are calculated using the 4:00 p.m. midpoint between the bid and offer, and include the reinvestment of all dividends and other distributions (reinvested at the 4:00 p.m. bid/offer midpoint on distribution ex-date). Market price returns do not represent the return you would receive if you traded at other times.

Inverse Correlation: Because the Fund seeks inverse returns, shareholders should lose money when returns of the broad U.S. large cap equity market rises, which is a result that is opposite from traditional funds.

Short Positions: The Fund may seek inverse exposure through the use of short sales of U.S. equity ETFs and other U.S. equity securities, which may cause the Fund to be exposed to certain risks associated with selling such assets short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s returns, limit the Fund’s ability to obtain inverse exposure, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement.

Derivatives: The value of a derivative instrument depends largely on (and is derived from) the value of an underlying asset or market factor. In addition to risks relating to the underlying assets and market factors, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. These risks are greater for the Fund than most other funds because the Fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks or bonds.

Non-Diversified: The Fund is non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent that each security represents a larger portion of the Fund’s assets.

Exchange Traded Funds: The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs of owning the ETF may exceed the cost of investing directly in the underlying securities.

Market Price/NAV: At the time of purchase and/or sale, an investor’s shares may have a market price that is above or below the Fund’s NAV, which may increase the investor’s risk of loss.

No Guarantee: There is no guarantee that the portfolio will meet its objective.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Value of a $10,000 Investment Since Inception at Net Asset Value

For the fiscal period ended July 31, 2017, the Fund did not have six months of performance and therefore line graphs are not presented.

Management’s Discussion of Fund Performance (unaudited) (continued)

July 31, 2017

Virtus Newfleet Dynamic Credit ETF

The Virtus Newfleet Dynamic Credit ETF (the “Fund”) (NYSE: BLHY) launched on December 5, 2016. This actively managed ETF seeks to provide a high level of current income and, secondarily, capital appreciation.

The Fund offers investors the opportunity to invest in a portfolio that allocates primarily between two rapidly converging non-investment-grade credit sectors — high yield corporate bonds and floating rate bank loans. The expanded opportunity set created by combining these credit sectors may provide enhanced diversification benefits due to low correlation to core fixed income. The Fund also has the ability to invest up to 100% of its assets in U.S. Treasuries when the managers determine that market conditions warrant a move away from credit sectors.

At its inception, the Fund was seeded with $76.25 million of investor capital. The portfolio management team made the conscious decision to methodically invest the proceeds, and most of the portfolio was invested by April 2017.

From April 28, 2017 to July 31, 2017, the average market value weight of the allocations to bank loans, high yield corporates, and emerging markets high yield debt was 50.15%, 36.94%, and 1.44%, respectively. Further, the average market value weight of the portfolio’s allocation to cash and U.S. Treasuries was 6.87%. During this period, the Fund generated a return of 1.19%, underperforming the blended benchmark return of 1.58%. The main detractor to performance during this period was the Fund’s underweight to corporate high yield, as that sector continued to post strong performance.

As of July 31, 2017, the Fund was 97.19% invested, with $121.5 million of net assets under management.

Performance as of 7/31/2017

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	50% S&P LSTA Leveraged Loan / 50% Bloomberg Barclays HY 2% Issuer Cap.(1)
Since Inception(2)	2.79%	2.47%	5.63%

(1)	The Fund’s benchmark is 50% S&P LSTA Leveraged Loan / 50% Bloomberg Barclays HY 2% Issuer Cap. The composite index consists of 50% S&P/LSTA Leveraged Loan Index (an index that tracks the current outstanding balance and spread over LIBOR for fully funded term loans representing a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers, calculated on a total return basis) and 50% Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index (a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations, with no single issuer accounting for more than 2% of market cap, calculated on a total return basis). The composite index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
(2)	Commencement of operations on December 5, 2016.

Performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most current month-end performance data please visit www.virtusetfs.com or call toll free (800) 243-4361. The Fund’s annual operating expense ratio as disclosed in the most recent prospectus dated November 28, 2016 is (gross) 1.21% and (net) 0.68%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report. Total return calculated for a period of less than one year is not annualized. Virtus ETF Advisers LLC has contractually agreed to reduce its fees and reimburse expenses (excluding any front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) or acquired fund fees, and expenses, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) in order to keep the Fund’s expenses from exceeding 0.68%.

The Fund is an exchange-traded fund (“ETF”). The “net asset value” (NAV) of the Fund is determined at the close of each business day, and represents the dollar value of one share of the Fund; it is calculated by taking the total assets of the Fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV of the Fund is not necessarily the same as its intraday trading value. Fund investors should not expect to buy or sell shares at NAV because shares of ETFs such as the Fund are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Thus, shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV, and include the reinvestment of all dividends and other distributions (reinvested at the Fund’s NAV on distribution ex-date). Market price returns are calculated using the 4:00 p.m. midpoint between the bid and offer, and include the reinvestment of all dividends and other distributions (reinvested at the 4:00 p.m. bid/offer midpoint on distribution ex-date). Market price returns do not represent the return you would receive if you traded at other times.

Management’s Discussion of Fund Performance (unaudited) (continued)

July 31, 2017

Virtus Newfleet Dynamic Credit ETF (continued)

Exchange Traded Funds: The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs of owning the ETF may exceed the cost of investing directly in the underlying securities.

Fixed Income Securities: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, liquidity risk, maturity risk and prepayment risk. These risks could affect the value of investments of the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed and asset-backed securities are subject to the general fixed income risks described above. Mortgage-backed and asset-backed securities may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees.

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

Foreign Securities: Investments in foreign securities involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. These risks are generally greater in emerging markets.

Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.

Loan Participation and Assignment: The principal risk associated with acquiring loan participation interests and assignments is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for loan participation interests or assignments and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.

Market Price/NAV: At the time of purchase and/or sale, an investor’s shares may have a market price that is above or below the Fund’s NAV, which may increase the investor’s risk of loss.

No Guarantee: There is no guarantee that the portfolio will meet its objective.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Value of a $10,000 Investment Since Inception at Net Asset Value

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund, assuming reinvestment of distributions. Past performance does not guarantee future results.

Shareholder Expense Examples (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (February 1, 2017 to July 31, 2017).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/01/17	Ending Account Value 7/31/17	Annualized Expense Ratios for the period(2)	Expenses Paid During Period
Virtus Enhanced Short U.S. Equity ETF
Actual	$1,000	$984.38	0.55%	$0.52(3)
Hypothetical(1)	$1,000	$1,022.07	0.55%	$2.76(4)
Virtus Newfleet Dynamic Credit ETF
Actual	$1,000	$1,024.80	0.68%	$3.41(5)
Hypothetical(1)	$1,000	$1,021.42	0.68%	$3.41(4)

(1)	Assuming 5% return before expenses.
(2)	Annualized expense ratios reflect expenses net of waived fees or reimbursed expenses, if applicable.
(3)	Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 35/365 (to reflect the period June 26, 2017 to July 31, 2017).
(4)	Hypothetical expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).
(5)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Schedule of Investments — Virtus Enhanced Short U.S. Equity ETF

July 31, 2017

Security Description	Shares	Value
MONEY MARKET FUND — 96.4%
JP Morgan U.S. Government Money Market Institutional Shares, 0.85%(1)
(Cost $2,371,787)	2,371,787	$2,371,787

TOTAL INVESTMENTS — 96.4%
(Cost $2,371,787)		2,371,787
Other Assets in Excess of Liabilities — 3.6%		89,272
Net Assets — 100.0%		$2,461,059

(1)	The rate shown reflects the seven-day yield as of July 31, 2017.

Portfolio Composition

July 31, 2017

Asset Allocation as of 07/31/2017 (based on net assets)

Money Market Fund	96.4%
Other Assets in Excess of Liabilities	3.6%
Total	100.0%

At July 31, 2017, open futures contracts sold were as follows:

Description	Expiration Date	Contract Type	Number of Contracts	Notional Amount	Contract Value at July 31, 2017	Unrealized Appreciation	Unrealized (Depreciation)
E-mini Consumer Discretionary Select Sector Futures	9/15/2017	Short	(4)	$368,480	$(211)	$—	$(211)
E-mini Consumer Staples Select Sector Futures	9/15/2017	Short	(5)	277,550	(164)	—	(164)
E-mini Energy Select Sector Futures	9/15/2017	Short	(3)	199,770	(7,508)	—	(7,508)
E-mini S&P 500 Futures	9/15/2017	Short	(11)	1,357,400	(28,080)	—	(28,080)
E-mini S&P Real Estate Select Sector Stock Index Futures	9/15/2017	Short	(2)	78,300	45	45	—
E-mini Utilities Select Sector Futures	9/15/2017	Short	(2)	107,120	(2,545)	—	(2,545)
				$2,388,620		$45	$(38,508)
Net Unrealized Appreciation (Depreciation)							$(38,463)

Cash posted as collateral to broker for futures contracts was $88,000 at July 31, 2017.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Money Market Fund	$2,371,787	$—	$—	$2,371,787
Other Investments
Futures	45	—	—	45
Total Investments	$2,371,832	$—	$—	$2,371,832

Liability Valuation Inputs
Other Investments
Futures	$38,508	$—	$—	$38,508
Total Investments	$38,508	$—	$—	$38,508

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended July 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of July 31, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF

July 31, 2017

Security Description	Principal	Value
TERM LOANS — 50.1%

Consumer Discretionary — 12.7%
Accuride Corporation, 8.00%, 11/17/23(1)	$144,637	$146,987
Advantage Sales & Marketing, Inc., 4.25%, 07/25/21(1)	270,000	264,735
Advantage Sales & Marketing, Inc., 7.50%, 07/25/22(1)	275,000	261,594
Altice US Finance I Corporation, 3.48%, 07/28/25(1)	15,000	14,991
American Axle & Manufacturing, Inc., 3.24%, 04/06/24(1)	470,250	470,692
Boyd Gaming Corporation, 3.45%, 09/15/23(1)	1,005,912	1,011,570
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Co, Inc.), 3.82%, 04/04/24(1)	285,000	286,737
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.), 1.50%, 03/01/18(1)	125,000	147,618
CityCenter Holdings, LLC, 3.49%, 04/18/24(1)	615,000	618,247
Delta 2 (Lux) S.a r.l. (aka Formula One), 4.50%, 02/01/24(1)	655,000	659,271
DexKo Global Inc., 5.31%, 07/12/24(1)	465,000	471,394
Eldorado Resorts, Inc., 3.56%, 04/17/24(1)	973,563	973,358
Federal-Mogul Corporation, 4.75%, 04/15/21(1)	874,594	883,887
Gates Global LLC, 4.41%, 04/01/24(1)	743,897	750,755
Laureate Education, Inc., 5.50%, 04/21/24(1)	937,388	950,277
Leslie’s Poolmart, Inc., 4.77%, 08/16/23(1)	407,945	411,259
Neiman Marcus Group Inc., The, 4.47%, 10/25/20(1)	234,393	174,102
Numericable U.S. LLC, 3.94%, 06/22/25(1)	1,027,425	1,027,851
Penn National Gaming, Inc., 3.52%, 01/19/24(1)	144,638	145,516
PetSmart, Inc., 4.02%, 03/11/22(1)	560,698	531,306
Playa Resorts Holding B.V., 4.00%, 04/06/24(1)	390,000	392,473
Scientific Games International, Inc., 4.56%, 08/14/24(1)	390,000	392,683
Sinclair Television Group, Inc., 3.25%, 01/03/24(1)	199,000	199,746
Station Casinos LLC, 3.50%, 06/08/23(1)	353,058	354,141
UFC Holdings, L.L.C., 4.00%, 08/18/23(1)	1,114,081	1,122,353
Univision Communications Inc., 3.75%, 03/15/24(1)	1,482,008	1,478,511
Ziggo Secured Finance Partnership, 3.49%, 04/15/25(1)	1,245,000	1,248,256
Total Consumer Discretionary		15,390,310

Consumer Staples — 2.5%
Albertson’s LLC, 4.29%, 12/21/22(1)	600,000	600,240
Chobani LLC, 5.25%, 10/10/23(1)	9,975	10,064
Diamond (BC) B.V., 4.30%, 07/25/24(1)	360,000	361,274
Dole Food Company, Inc., 4.21%, 04/06/24(1)	355,000	358,357
JBS USA LUX SA, 3.48%, 10/30/22(1)	763,088	758,200
Post Holdings, Inc., 3.49%, 05/24/24(1)	70,000	70,410
Prestige Brands, Inc., 3.74%, 01/26/24(1)	165,494	166,667
Revlon Consumer Products Corporation, 4.73%, 09/07/23(1)	179,548	162,839
TKC Holdings, Inc., 4.75%, 02/01/23(1)	508,725	512,858
Total Consumer Staples		3,000,909

Security Description	Principal	Value
TERM LOANS (continued)

Energy — 1.9%
Contura Energy, Inc., 6.00%, 03/18/24(1)	$437,625	$425,590
Fieldwood Energy LLC, 8.00%, 08/31/20(1)	295,000	281,971
Gavilan Resources, LLC, 7.00%, 03/01/24(1)	170,000	165,538
MEG Energy Corp., 4.54%, 12/31/23 (Canada)(1)	408,975	408,081
Seadrill Operating LP (Seadrill Partners Finco LLC), 4.30%, 02/21/21(1)	920,232	633,235
Ultra Resources, Inc., 4.00%, 04/05/24(1)	395,000	398,046
Total Energy		2,312,461

Financials — 3.4%
AlixPartners, LLP, 4.15%, 04/04/24(1)	942,638	951,324
Asurion, LLC (fka Asurion Corporation), 8.50%, 03/03/21(1)	295,000	295,968
Asurion, LLC (fka Asurion Corporation), 4.25%, 08/04/22(1)	367,500	369,402
Asurion, LLC (fka Asurion Corporation), 4.23%, 11/03/23(1)	301,307	304,104
Asurion, LLC (fka Asurion Corporation), 7.31%, 07/13/25(1)	310,000	318,816
FinCo I LLC (aka Fortress Investment Group), 1.38%, 06/12/22(1)	270,000	273,756
Lightstone Holdco LLC, 5.50%, 01/30/24(1)	111,643	111,045
Lightstone Holdco LLC, 5.50%, 01/30/24(1)	6,957	6,919
VF Holding Corp., 4.25%, 06/30/23(1)	516,200	519,749
Walter Investment Management, 4.75%, 12/18/20(1)	1,058,847	975,727
Total Financials		4,126,810

Health Care — 5.8%
Alere Inc. (fka IM US Holdings, LLC), 4.25%, 06/18/22(1)	397,970	399,120
Amneal Pharmaceuticals LLC, 4.65%, 11/01/19(1)	548,597	554,289
Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), 3.75%, 03/01/24(1)	912,713	919,101
CHS / Community Health Systems, Inc., 4.05%, 01/27/21(1)	338,399	338,311
DJO Finance LLC, 4.48%, 06/08/20(1)	309,211	308,568
Endo Luxembourg Finance Company I S.a.r.l., 5.00%, 04/12/24(1)	270,000	274,624
Envision Healthcare Corp. (fka Emergency Medical Services Corp.), 4.30%, 12/01/23(1)	105,845	106,689
Grifols Worldwide Operations Limited, 3.44%, 01/31/25(1)	184,538	185,739
HLF Financing S.a r.l. (HLF Financing US, LLC), 6.49%, 02/15/23(1)	353,250	357,886
Iasis Healthcare LLC, 5.25%, 04/26/21(1)	24,938	25,124
Immucor, Inc. (fka IVD Acquisition Corporation), 6.24%, 06/27/21(1)	30,000	30,463
NVA Holdings, Inc., 4.65%, 08/14/21(1)	20,516	20,715
NVA Holdings, Inc., 8.15%, 08/14/22(1)	36,384	36,839
Ortho-Clinical Diagnostics, Inc., 4.75%, 06/30/21(1)	506,087	508,779
Select Medical Corporation, 4.65%, 02/13/24(1)	349,125	355,235
Sterigenics-Nordion Holdings, LLC, 4.15%, 05/15/22(1)	668,325	669,578

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

July 31, 2017

Security Description	Principal	Value
TERM LOANS (continued)

Health Care (continued)
Surgery Partners, LLC, 4.47%, 06/20/24(1)	$230,000	$232,587
Team Health, Inc., 3.75%, 02/06/24(1)	669,290	668,035
U.S. Renal Care, Inc., 5.40%, 12/30/22(1)	660,678	650,425
Valeant Pharmaceuticals International, Inc., 5.98%, 04/02/22(1)	452,849	461,879
Total Health Care		7,103,986

Industrials — 6.5%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC), 4.15%, 12/13/19(1)	114,622	114,744
American Airlines, Inc., 2.99%, 06/27/20(1)	489,987	491,347
Apex Tool Group, LLC, 4.50%, 01/31/20(1)	414,735	407,995
Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), 5.56%, 06/21/24(1)	470,000	474,568
CSC SW Holdco, Inc. (fka CSC Serviceworks, Inc.) (aka Spin Holdco), 4.98%, 11/14/22(1)	248,728	249,194
Gardner Denver, Inc., 4.57%, 07/30/20(1)	646,824	650,935
Greenrock Finance, Inc., 4.79%, 06/28/24(1)	235,000	238,678
GW Honos Security Corporation (Garda World Security Corporation), 7.25%, 05/24/24(1)	213,581	216,785
Harland Clarke Holdings Corp. (fka Clarke American Corp.), 6.65%, 02/09/22(1)	409,961	412,934
Hayward Industries, Inc., 4.81%, 07/18/24(1)	420,000	424,026
Husky Injection Molding Systems Ltd. (Yukon Acquisition Inc.), 4.25%, 06/30/21(1)	664,875	670,556
Navistar, Inc., 5.00%, 08/07/20(1)	164,163	166,215
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), 3.98%, 05/02/22(1)	254,363	256,111
Quikrete Holdings, Inc., 3.98%, 11/15/23(1)	598,496	601,387
Sedgwick Claims Management Services, Inc., 3.75%, 03/01/21(1)	696,401	699,263
TransDigm, Inc., 3.99%, 06/09/23(1)	696,482	700,909
United AirLines, Inc., 3.42%, 04/01/24(1)	523,688	527,877
WEX Inc., 4.05%, 06/30/23(1)	605,000	612,478
Total Industrials		7,916,002

Information Technology — 4.5%
Blackboard, Inc., 6.16%, 06/30/21(1)	1,029,812	1,025,049
BMC Software Finance, Inc., 5.00%, 09/10/22(1)	432,870	436,539
Cologix Holdings, Inc., 8.00%, 03/20/25(1)	40,000	40,525
Dell International L.L.C. (EMC Corporation), 3.50%, 09/07/23(1)	358,200	360,720
Everi Payments, Inc., 5.75%, 05/09/24(1)	375,000	380,702
Infor (US), Inc. (fka Lawson Software Inc.), 3.90%, 02/01/22(1)	1,543,551	1,546,723
Rackspace Hosting, Inc., 4.17%, 11/03/23(1)	145,000	146,124
Radiate Holdco, LLC (aka RCN Grande), 3.99%, 02/01/24(1)	266,000	262,827
Sorenson Communications, Inc., 8.00%, 04/30/20(1)	30,000	30,225
SS&C Technologies Holdings, Inc., 3.24%, 07/08/22(1)	101,281	102,017
SS&C Technologies Holdings, Inc., 3.24%, 07/08/22(1)	5,736	5,778
Tempo Acquisition, LLC, 4.31%, 05/01/24(1)	520,000	524,875
Veritas US, Inc., 5.80%, 01/27/23(1)	611,416	619,670
Total Information Technology		5,481,774

Security Description	Principal	Value
TERM LOANS (continued)
Materials — 4.0%
Atotech B.V., 4.00%, 01/31/24(1)	$175,000	$176,859
Berry Plastics Corporation, 3.52%, 01/19/24(1)	384,038	386,098
BWay Holding Company, 4.23%, 04/03/24(1)	450,000	452,907
CPI Acquisition, Inc., 5.83%, 08/17/22(1)	980,638	862,961
Ineos US Finance LLC, 3.74%, 03/31/24(1)	925,350	932,221
Klockner Pentaplast of America, Inc. (fka Kleopatra Acquisition Corp), 5.55%, 06/30/22(1)	590,000	593,071
Kraton Polymers LLC, 5.00%, 01/06/22(1)	346,635	350,129
Univar USA, Inc., 3.74%, 07/01/22 (Argentina)(1)	1,144,250	1,152,117
Total Materials		4,906,363

Real Estate — 1.3%
Capital Automotive L.P., 4.00%, 03/25/24(1)	155,000	156,802
Capital Automotive L.P., 7.00%, 03/24/25(1)	365,000	372,530
Communications Sales & Leasing, Inc. (CSL Capital, LLC), 4.00%, 10/24/22(1)	721,375	723,781
ESH Hospitality, Inc., 3.49%, 08/30/23(1)	159,200	160,281
Peak 10 Holding Corp., 4.81%, 07/21/24(1)	110,000	110,642
Total Real Estate		1,524,036

Telecommunication Services — 6.2%
Altice Financing S.A., 3.91%, 07/28/25(1)	443,888	443,610
CenturyLink, Inc., 4.03%, 01/31/25(1)	695,000	686,583
Coral-US Co-Borrower LLC (aka Cable & Wireless Limited), 4.82%, 01/31/25(1)	615,000	616,581
Digicel International Finance Ltd., 4.94%, 05/27/24(1)	150,000	152,062
Level 3 Financing, Inc., 3.24%, 02/22/24(1)	1,485,000	1,493,123
Neustar, Inc., 4.56%, 09/02/19(1)	85,000	86,169
Neustar, Inc., 4.75%, 03/01/24(1)	270,000	273,993
SBA Senior Finance II LLC, 3.25%, 03/24/21(1)	761,077	766,549
Securus Technologies Holdings, Inc., 5.70%, 06/20/24(1)	440,000	445,390
Securus Technologies Holdings, Inc., 9.45%, 06/20/25(1)	215,000	216,666
Sprint Communications, Inc., 3.50%, 02/02/24(1)	538,650	541,209
UPC Financing Partnership, 3.74%, 04/15/25(1)	1,360,000	1,368,786
Virgin Media Bristol LLC, 3.74%, 01/31/25(1)	415,000	417,648
Total Telecommunication Services		7,508,369

Utilities — 1.3%
Dynegy Inc., 4.25%, 02/07/24(1)	219,450	220,793
Energy Future Intermediate Holding Co. LLC, 4.23%, 06/23/18(1)	735,000	741,340
Helix Gen Funding, LLC, 4.75%, 03/09/24(1)	38,328	38,762
Talen Energy Supply, LLC, 5.00%, 04/06/24(1)	453,635	440,593
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 4.24%, 12/14/23(1)	131,340	132,541
Total Utilities		1,574,029

Total Term Loans
(Cost $60,610,847)		60,845,049

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

July 31, 2017

Security Description	Principal	Value
CORPORATE BONDS — 35.9%
Consumer Discretionary — 7.1%
Cablevision Systems Corp., 5.88%, 09/15/22	$400,000	$423,500
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.38%, 05/01/22	300,000	325,125
CalAtlantic Group, Inc., 5.88%, 11/15/24	56,000	61,040
CalAtlantic Group, Inc., 5.25%, 06/01/26	510,000	531,037
Century Communities, Inc., 5.88%, 07/15/25(2)	325,000	326,625
Clear Channel Worldwide Holdings, Inc., 7.63%, 03/15/20	565,000	570,650
Cooper-Standard Automotive, Inc., 5.63%, 11/15/26(2)	440,000	444,950
CSC Holdings LLC, 6.75%, 11/15/21	285,000	317,963
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25(2)	95,000	99,037
DISH DBS Corp., 5.00%, 03/15/23	420,000	436,670
DISH DBS Corp., 7.75%, 07/01/26	310,000	372,000
Eldorado Resorts, Inc., 6.00%, 04/01/25	85,000	91,375
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27	200,000	203,125
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.63%, 04/01/25(2)	115,000	119,456
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 04/01/27(2)	40,000	41,800
iHeartCommunications, Inc., 9.00%, 12/15/19	545,000	442,131
International Game Technology PLC, 6.25%, 02/15/22(2)	280,000	308,000
Landry’s, Inc., 6.75%, 10/15/24(2)	60,000	61,668
Laureate Education, Inc., 8.25%, 05/01/25(2)	125,000	136,250
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.88%, 05/15/24(2)	445,000	428,869
MDC Holdings, Inc., 5.50%, 01/15/24	50,000	53,750
PetSmart, Inc., 5.88%, 06/01/25(2)	30,000	28,969
PetSmart, Inc., 8.88%, 06/01/25(2)	135,000	127,744
Pinnacle Entertainment, Inc., 5.63%, 05/01/24(2)	250,000	260,000
Scientific Games International, Inc., 6.63%, 05/15/21	140,000	144,900
Scientific Games International, Inc., 7.00%, 01/01/22(2)	165,000	176,138
Sirius XM Radio, Inc., 3.88%, 08/01/22(2)	295,000	302,375
Sirius XM Radio, Inc., 5.00%, 08/01/27(2)	295,000	302,782
Tenneco, Inc., 5.00%, 07/15/26	280,000	285,600
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	575,000	615,250
Univision Communications, Inc., 5.13%, 05/15/23(2)	270,000	276,075
Vista Outdoor, Inc., 5.88%, 10/01/23	250,000	257,500
Total Consumer Discretionary		8,572,354
Consumer Staples — 1.4%
Cumberland Farms, Inc., 6.75%, 05/01/25(2)	305,000	327,112
Dole Food Co., Inc., 7.25%, 06/15/25(2)	485,000	516,525
Post Holdings, Inc., 5.50%, 03/01/25(2)	245,000	259,088
Post Holdings, Inc., 5.75%, 03/01/27(2)	270,000	287,550
Rite Aid Corp., 6.13%, 04/01/23(2)	365,000	363,175
Total Consumer Staples		1,753,450

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy — 4.7%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/25(2)	$337,000	$357,220
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21(2)	195,000	197,437
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23	460,000	459,425
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	390,000	424,125
Chesapeake Energy Corp., 8.00%, 06/15/27(2)	580,000	582,900
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 04/01/25	350,000	352,625
Denbury Resources, Inc., 5.50%, 05/01/22	240,000	130,800
EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%, 05/01/20	145,000	124,156
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)	155,000	157,325
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 02/15/25(2)	90,000	70,369
Matador Resources Co., 6.88%, 04/15/23	175,000	186,375
Nabors Industries, Inc., 5.50%, 01/15/23	310,000	295,554
NGL Energy Partners LP / NGL Energy Finance Corp., 5.13%, 07/15/19	340,000	338,725
NuStar Logistics LP, 5.63%, 04/28/27	240,000	255,000
Oasis Petroleum, Inc., 6.88%, 01/15/23	430,000	424,625
Peabody Energy Corp., 6.00%, 03/31/22(2)	450,000	460,688
RSP Permian, Inc., 5.25%, 01/15/25(2)	340,000	346,800
Tapstone Energy LLC / Tapstone Energy Finance Corp., 9.75%, 06/01/22(2)	230,000	197,369
Transocean, Inc., 9.00%, 07/15/23(2)	235,000	246,750
Ultra Resources, Inc., 6.88%, 04/15/22(2)	16,000	16,500
Ultra Resources, Inc., 7.13%, 04/15/25(2)	75,000	76,575
Total Energy		5,701,343
Financials — 5.2%
Ally Financial, Inc., 5.75%, 11/20/25	415,000	445,606
General Motors Financial Co., Inc., 3.45%, 01/14/22	685,000	699,338
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 02/01/22	175,000	182,602
iStar, Inc., 6.00%, 04/01/22	330,000	342,375
KeyCorp, 5.00%, perpetual(1)(3)	350,000	360,938
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.88%, 08/01/21(2)	475,000	487,469
LPL Holdings, Inc., 5.75%, 09/15/25(2)	230,000	241,500
Morgan Stanley, 2.71%, 10/24/23(1)	2,680,000	2,734,736
Navient Corp., 6.50%, 06/15/22	374,000	399,600
Navient Corp., 6.75%, 06/25/25	275,000	289,438
Springleaf Finance Corp., 6.13%, 05/15/22	175,000	184,188
Total Financials		6,367,790
Health Care — 7.1%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/25(2)	130,000	134,875
CHS / Community Health Systems, Inc., 6.88%, 02/01/22	265,000	226,575

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

July 31, 2017

Security Description	Principal	Value
CORPORATE BONDS (continued)
Health Care (continued)
CHS / Community Health Systems, Inc., 6.25%, 03/31/23	$495,000	$508,612
DaVita, Inc., 5.13%, 07/15/24	280,000	288,400
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.13%, 06/15/21(2)	255,000	241,612
Eagle Holding Co. II LLC, 7.63%, 05/15/22, PIK(2)(4)	255,000	265,837
Envision Healthcare Corp., 6.25%, 12/01/24(2)	130,000	140,400
HCA, Inc., 5.38%, 02/01/25	605,000	645,304
HCA, Inc., 5.25%, 06/15/26	405,000	439,299
Hill-Rom Holdings, Inc., 5.00%, 02/15/25(2)	274,000	282,905
IASIS Healthcare LLC / IASIS Capital Corp., 8.38%, 05/15/19	230,000	230,978
inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc., 7.50%, 10/01/24(2)	310,000	341,000
Kindred Healthcare, Inc., 8.00%, 01/15/20	175,000	176,750
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(2)	395,000	428,575
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(2)	290,000	286,375
Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/23(2)	275,000	285,313
Surgery Center Holdings, Inc., 8.88%, 04/15/21(2)	255,000	277,313
Surgery Center Holdings, Inc., 6.75%, 07/01/25(2)	45,000	46,350
Team Health Holdings, Inc., 6.38%, 02/01/25(2)	700,000	687,750
Tenet Healthcare Corp., 6.00%, 10/01/20	460,000	493,925
Tenet Healthcare Corp., 8.13%, 04/01/22	380,000	409,450
Tenet Healthcare Corp., 5.13%, 05/01/25(2)	435,000	438,806
Tenet Healthcare Corp., 7.00%, 08/01/25(2)	520,000	514,315
Valeant Pharmaceuticals International, Inc., 6.75%, 08/15/18(2)	204,000	204,306
Valeant Pharmaceuticals International, Inc., 6.50%, 03/15/22(2)	100,000	105,750
Valeant Pharmaceuticals International, Inc., 7.00%, 03/15/24(2)	85,000	90,738
Valeant Pharmaceuticals International, Inc., 6.13%, 04/15/25(2)	240,000	205,200
WellCare Health Plans, Inc., 5.25%, 04/01/25	180,000	191,250
Total Health Care		8,587,963
Industrials — 2.4%
Hertz Corp. (The), 7.63%, 06/01/22(2)	380,000	377,150
Hillman Group, Inc. (The), 6.38%, 07/15/22(2)	145,000	140,287
KAR Auction Services, Inc., 5.13%, 06/01/25(2)	110,000	114,950
Navistar International Corp., 8.25%, 11/01/21	270,000	273,544
NCI Building Systems, Inc., 8.25%, 01/15/23(2)	385,000	417,725
Standard Industries, Inc., 5.50%, 02/15/23(2)	135,000	142,762
TransDigm, Inc., 6.50%, 05/15/25	700,000	738,500
United Rentals North America, Inc., 5.50%, 07/15/25	280,000	296,450
Vertiv Intermediate Holding Corp., 12.00%, 02/15/22, PIK (all cash)(2)(4)	350,000	386,313
Total Industrials		2,887,681
Security Description	Principal	Value
CORPORATE BONDS (continued)
Information Technology — 2.3%
Blackboard, Inc., 9.75%, 10/15/21(2)	$135,000	$127,069
BMC Software Finance, Inc., 8.13%, 07/15/21(2)	285,000	295,687
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.00%, 01/15/22(2)	185,000	187,811
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 01/15/24(2)	340,000	349,559
CommScope Technologies LLC, 5.00%, 03/15/27(2)	270,000	271,350
Dell International LLC / EMC Corp., 5.45%, 06/15/23(2)	235,000	259,326
First Data Corp., 7.00%, 12/01/23(2)	500,000	540,625
Rackspace Hosting, Inc., 8.63%, 11/15/24(2)	405,000	438,412
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(2)	290,000	291,088
Total Information Technology		2,760,927
Materials — 2.5%
AK Steel Corp., 7.00%, 03/15/27	405,000	425,756
Aleris International, Inc., 9.50%, 04/01/21(2)	175,000	185,500
Boise Cascade Co., 5.63%, 09/01/24(2)	235,000	245,575
Flex Acquisition Co., Inc., 6.88%, 01/15/25(2)	185,000	194,597
Freeport-McMoRan, Inc., 3.88%, 03/15/23	475,000	462,531
Hexion, Inc., 13.75%, 02/01/22(2)	160,000	147,200
Hexion, Inc., 10.38%, 02/01/22(2)	215,000	218,763
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 04/15/25(2)	475,000	513,000
Owens-Brockway Glass Container, Inc., 6.38%, 08/15/25(2)	275,000	310,578
Standard Industries, Inc., 6.00%, 10/15/25(2)	330,000	355,575
Total Materials		3,059,075
Real Estate — 0.2%
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 7.13%, 12/15/24(2)	230,000	225,400
Telecommunication Services — 1.4%
Frontier Communications Corp., 10.50%, 09/15/22	750,000	706,875
Sprint Corp., 7.88%, 09/15/23	815,000	927,062
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 01/15/27(2)	115,000	122,188
Total Telecommunication Services		1,756,125
Utilities — 1.6%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 05/20/25	140,000	142,100
Calpine Corp., 5.38%, 01/15/23	550,000	536,250
CD&R Waterworks Merger Sub LLC, 6.13%, 08/15/25(2)	215,000	219,837
Dynegy, Inc., 8.00%, 01/15/25(2)	500,000	497,500
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 06/15/23	180,000	170,550
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.63%, 06/15/20(2)	195,000	171,600
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24	200,000	199,000
Total Utilities		1,936,837
Total Corporate Bonds
(Cost $42,933,231)		43,608,945

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

July 31, 2017

Security Description	Principal	Value
FOREIGN BONDS — 9.9%
Consumer Discretionary — 2.8%
Altice Luxembourg SA, 7.63%, 02/15/25 (Luxembourg)(2)	$510,000	$561,000
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Canada)(2)	315,000	328,387
Intelsat Jackson Holdings SA, 8.00%, 02/15/24 (Luxembourg)(2)	200,000	217,750
SFR Group SA, 7.38%, 05/01/26 (France)(2)	805,000	874,431
TI Group Automotive Systems LLC, 8.75%, 07/15/23 (United Kingdom)(2)	515,000	547,188
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Netherlands)(2)	200,000	209,500
VTR Finance BV, 6.88%, 01/15/24 (Chile)(2)	400,000	427,500
Ziggo Secured Finance BV, 5.50%, 01/15/27 (Netherlands)(2)	265,000	274,938
Total Consumer Discretionary		3,440,694
Consumer Staples — 0.5%
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (Canada)(2)	350,000	352,625
MARB BondCo PLC, 7.00%, 03/15/24 (Brazil)(2)	270,000	268,191
Total Consumer Staples		620,816
Energy — 1.3%
MEG Energy Corp., 6.50%, 01/15/25 (Canada)(2)	350,000	339,937
Noble Holding International Ltd., 7.75%, 01/15/24 (United Kingdom)	350,000	280,298
Petrobras Global Finance BV, 8.38%, 05/23/21 (Brazil)	250,000	282,425
Petrobras Global Finance BV, 7.38%, 01/17/27 (Brazil)	115,000	124,833
YPF SA, 6.95%, 07/21/27 (Argentina)(2)	500,000	506,250
Total Energy		1,533,743
Financials — 0.2%
Macquarie Bank Ltd., 6.13% perpetual (Australia)(1)(2)(3)	200,000	206,500
Government — 0.5%
Argentine Republic Government International Bond, 6.88%, 01/26/27 (Argentina)	200,000	206,000
Provincia de Buenos Aires/Argentina, 6.50%, 02/15/23 (Argentina)(2)	350,000	356,825
Total Government		562,825
Industrials — 1.3%
Bombardier, Inc., 8.75%, 12/01/21 (Canada)(2)	280,000	319,900
CEMEX Finance LLC, 6.00%, 04/01/24 (Mexico)(2)	690,000	733,987
CNH Industrial NV, 4.50%, 08/15/23 (United Kingdom)	235,000	249,688
Latam Finance Ltd., 6.88%, 04/11/24 (Chile)(2)	335,000	344,380
Total Industrials		1,647,955
Security Description	Principal	Value
FOREIGN BONDS (continued)
Materials — 2.8%
Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 02/01/25 (United Kingdom)(2)	$105,000	$108,675
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.00%, 02/15/25 (Ireland)(2)	610,000	653,078
NOVA Chemicals Corp., 4.88%, 06/01/24 (Canada)(2)	160,000	161,200
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(2)	260,000	261,950
Rusal Capital DAC, 5.13%, 02/02/22 (Russia)(2)	420,000	424,141
Severstal OAO Via Steel Capital SA, 3.85%, 08/27/21 (Russia)(2)	690,000	697,620
Vale Overseas Ltd., 6.25%, 08/10/26 (Brazil)	480,000	534,720
Vedanta Resources PLC, 6.38%, 07/30/22 (India)(2)	495,000	514,800
Venator Finance S.a.r.l. / Venator Materials LLC, 5.75%, 07/15/25 (Luxembourg)(2)	85,000	87,550
Total Materials		3,443,734
Telecommunication Services — 0.5%
Altice Financing SA, 6.63%, 02/15/23 (Luxembourg)(2)	600,000	637,125
Total Foreign Bonds
(Cost $11,861,581)		12,093,392
U.S. TREASURY NOTE — 1.2%
U.S. Treasury Note 1.88%, 02/28/22
(Cost $1,507,655)	1,500,000	1,505,830

	Shares
MONEY MARKET FUND — 7.0%
JP Morgan U.S. Government Money Market Institutional Shares, 0.85%(5)
(Cost $8,442,543)	8,442,543	8,442,543
TOTAL INVESTMENTS — 104.1%
(Cost $125,355,857)		126,495,759
Liabilities in Excess of Other Assets — (4.1)%		(5,033,215)
Net Assets — 100.0%		$121,462,544

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2017.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2017, the aggregate value of these securities was $31,773,365, or 26.16% of net assets.
(3)	Perpetual security with no stated maturity date.
(4)	PIK — Payment in Kind. Income may be received in additional securities and/or cash.
(5)	The rate shown reflects the seven-day yield as of July 31, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

July 31, 2017

Portfolio Composition

July 31, 2017

Asset Allocation as of 07/31/2017 (based on net assets)

Term Loans	50.1%
Corporate Bonds	35.9%
Foreign Bonds	9.9%
U.S. Treasury Note	1.2%
Money Market Fund	7.0%
Liabilities in Excess of Other Assets	(4.1)%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Term Loans	$—	$60,845,049	$—	$60,845,049
Corporate Bonds	—	43,608,945	—	43,608,945
Foreign Bonds	—	12,093,392	—	12,093,392
U.S. Treasury Note	—	1,505,830	—	1,505,830
Money Market Fund	8,442,543	—	—	8,442,543
Total Investments	$8,442,543	$118,053,216	$—	$126,495,759

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended July 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of July 31, 2017.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2017

	Virtus Enhanced Short U.S. Equity ETF	Virtus Newfleet Dynamic Credit ETF
Assets:
Investments, at cost	$2,371,787	$125,355,857
Investments, at value	2,371,787	126,495,759
Cash	—	111,488
Cash collateral held at broker	88,000	—
Deferred Offering Costs	—	17,410
Receivables:
Dividends and interest receivable	1,646	944,607
Variation margin receivable	873	—
Investment securities sold	—	1,148,417
Prepaid expenses	—	713
Total Assets	2,462,306	128,718,394

Liabilities:
Payables:
Investment securities purchased	—	7,133,518
Insurance fees	—	3,913
Advisory fees	1,247	57,389
Transfer Agent fees	—	10,950
Accounting and Administration fees	—	5,295
Custody fees	—	2,290
Offering costs payable	—	17,410
Professional fees	—	10,347
Pricing fees	—	3,913
Trustee fees	—	2,674
Exchange Listing fees	—	8,151
Total Liabilities	1,247	7,255,850
Net Assets	$2,461,059	$121,462,544

Net Assets Consist of:
Paid-in capital	$2,500,100	$120,077,627
Undistributed net investment income	499	171,097
Undistributed (Accumulated) net realized gain (loss) on investments and futures	(1,077)	73,918
Net unrealized appreciation (depreciation) on investments and futures	(38,463)	1,139,902
Net Assets	$2,461,059	$121,462,544
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	100,004	4,804,000
Net asset value per share	$24.61	$25.28

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For each of the Periods Ended July 31, 2017

	Virtus Enhanced Short U.S. Equity ETF(1)	Virtus Newfleet Dynamic Credit ETF(2)
Investment Income:
Dividend income	$1,809	$60,092
Interest income	—	2,802,076
Total Investment Income	$1,809	$2,862,168

Expenses:
Advisory fees	1,310	446,133
Custody fees	—	8,111
Exchange listing fees	—	8,152
Professional fees	—	30,112
Insurance fees	—	3,913
Accounting and administration fees	—	40,557
Transfer agent fees	—	15,937
Trustee fees	—	6,184
Report to shareholders fees	—	6,195
Offering costs	—	32,627
Pricing fees	—	3,913
Total Expenses	1,310	601,834
Less expense waivers/reimbursements	—	(50,252)
Net Expenses	1,310	551,582
Net Investment Income	499	2,310,586

Net Realized Gain (Loss) on:
Investments	—	29,313
Futures	(1,077)	—
Total Net Realized Gain (Loss)	(1,077)	29,313

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	—	1,139,902
Futures	(38,463)	—
Total Change in Net Unrealized Appreciation (Depreciation)	(38,463)	1,139,902
Net Realized and Change in Unrealized Gain (Loss)	(39,540)	1,169,215
Net Increase (Decrease) in Net Assets Resulting from Operations	$(39,041)	$3,479,801

(1)	From June 26, 2017 (commencement of operations) through July 31, 2017.
(2)	From December 5, 2016 (commencement of operations) through July 31, 2017.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Virtus Enhanced Short U.S. Equity ETF	Virtus Newfleet Dynamic Credit ETF
	For the Period June 26, 2017(1) Through July 31, 2017	For the Period December 5, 2016(1) Through July 31, 2017
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$499	$2,310,586
Net realized gain (loss) on investments and futures	(1,077)	29,313
Net change in unrealized appreciation (depreciation) on investments and futures	(38,463)	1,139,902
Net increase (decrease) in net assets resulting from operations	(39,041)	3,479,801

Distributions to Shareholders from:
Net investment income	—	(2,094,898)
Total distributions	—	(2,094,898)

Shareholder Transactions:
Proceeds from shares sold	2,500,100	142,634,414
Cost of shares redeemed	—	(22,656,773)
Net increase in net assets resulting from shareholder transactions	2,500,100	119,977,641
Increase in net assets	2,461,059	121,362,544

Net Assets:
Beginning of period	—	100,000
End of period	$2,461,059	$121,462,544
Undistributed net investment income	$499	$171,097

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—	4,000
Shares sold	100,004	5,700,000
Shares redeemed	—	(900,000)
Shares outstanding, end of period	100,004	4,804,000

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Virtus Enhanced Short U.S. Equity ETF
	For the Period June 26, 2017(1) Through July 31, 2017
Per Share Data for a Share Outstanding Throughout the Period:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income(2)	0.01
Net realized and unrealized loss on investments	(0.40)
Total from investment operations	(0.39)
Net Asset Value, End of Period	$24.61
Net Asset Value Total Return(3)	(1.56)%
Net assets, end of period (000’s omitted)	$2,461

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.55	%(4)
Net investment income	0.21	% (4)
Portfolio turnover rate(5)	0	%(6)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(6)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus Newfleet Dynamic Credit ETF
	For the Period December 5, 2016(1) Through July 31, 2017
Per Share Data for a Share Outstanding Throughout the Period:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income(2)	0.47
Net realized and unrealized gain on investments	0.22
Total from investment operations	0.69

Less Distributions from:
Net investment income	(0.41)
Total distributions	(0.41)
Net Asset Value, End of Period	$25.28
Net Asset Value Total Return(3)	2.79%
Net assets, end of period (000’s omitted)	$121,463

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.68	%(4)
Expenses, prior to expense waivers	0.73	%(4)
Net investment income	2.85	%(4)
Portfolio turnover rate(5)	41	%(6)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(4)	Ratios are annualized, except for non-recurring expenses.
(5)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(6)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

July 31, 2017

1. ORGANIZATION

Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Virtus Enhanced Short U.S. Equity ETF and Virtus Newfleet Dynamic Credit ETF (each a “Fund” and, collectively, the “Funds”), each a separate portfolio of the Trust, are presented herein. The offering of shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Funds	Commencement of Operations
Virtus Enhanced Short U.S. Equity ETF	June 26, 2017
Virtus Newfleet Dynamic Credit ETF	December 5, 2016

Virtus Enhanced Short U.S. Equity ETF is a “non-diversified” Fund, as defined under the 1940 Act.

Virtus Enhanced Short U.S. Equity ETF seeks capital appreciation.

Virtus Newfleet Dynamic Credit ETF is a “diversified” Fund, as defined under the 1940 Act.

Virtus Newfleet Dynamic Credit ETF seeks to provide a high level of current income and, secondarily, capital appreciation.

Virtus Newfleet Dynamic Credit ETF had no operations from its initial registration until the Fund’s commencement of operations other than matters relating to its organization and registration as an open-end management investment company under the 1940 Act, and the sale and issuance to Virtus ETF Advisers LLC (the “Adviser”), 4,000 shares of the Fund at an aggregate purchase of $100,000.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Security Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Notes to Financial Statements (continued)

July 31, 2017

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at July 31, 2017, is disclosed at the end of each Fund’s Schedule of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income.

Each Fund pays all of its expenses not assumed by its Sub-Adviser, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund and other series of the Trust or the nature of the services performed and relative applicability to each Fund and other series of the Trust.

Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

Cash

Cash includes non-interest bearing non-restricted cash with one or more financial institutions.

Futures Contracts

The Funds may invest in futures contracts in the normal course of pursuing their investment objectives. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Funds and variation margin receivable or payable. Payments received from or paid to the broker by the Funds adjust the variation margin accounts. When a contract is closed, the Funds record a realized gain or loss.

The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the Funds and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of prices and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Notes to Financial Statements (continued)

July 31, 2017

During the period ended July 31, 2017, the Virtus Enhanced Short U.S. Equity ETF utilized futures contracts. The open futures contracts at July 31, 2017, are listed in the Schedule of Investments. Variation margin is shown in Variation margin receivable within the Statements of Assets and Liabilities.

When-issued Purchases and Forward Commitments (Delayed Delivery)

The Virtus Newfleet Dynamic Credit ETF may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

Loan Agreements

The Virtus Newfleet Dynamic Credit ETF may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At July 31, 2017, all loan agreements held by the Fund are assignment loans.

3. INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into Investment Advisory Agreements (collectively, “Advisory Agreement”) with the Adviser, a wholly-owned subsidiary of ETFis Holdings LLC, on behalf of each Fund. ETFis Holdings LLC is majority-owned by Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser is entitled to receive a fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
Virtus Enhanced Short U.S. Equity ETF	0.55%
Virtus Newfleet Dynamic Credit ETF	0.55%

The Adviser has agreed to pay all of the ordinary operating expenses of the Virtus Enhanced Short U.S. Equity ETF, except for the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.

Notes to Financial Statements (continued)

July 31, 2017

The Advisory Agreement may be terminated without penalty on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders, and on behalf of the Adviser, upon not more than 60 days’ nor less than 30 days’ written notice.

Expense Limitation Agreement

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to keep net expenses (excluding any front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) or acquired fund fees, and expenses, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) of Virtus Newfleet Dynamic Credit ETF from exceeding a specified amount. While the Adviser or the Fund may discontinue the expense limitation agreement after the contractual period, it may only be terminated during its term with the approval of the Fund’s Board of Trustees. The expense cap in effect for the Funds during the period ended July 31, 2017 are as follows:

Fund	Expense Limit	Expense Limit Effective Through
Virtus Newfleet Dynamic Credit ETF	0.68%	November 28, 2017

Virtus Enhanced Short U.S. Equity ETF does not have an expense limitation agreement.

The Adviser waived fees and reimbursed expenses for the Virtus Newfleet Dynamic Credit ETF are as follows. Under certain conditions, the Adviser may recapture fees waived and operating expenses reimbursed under the expense limitation agreement for Virtus Newfleet Dynamic Credit ETF for a period of three years following the date on which such reimbursement occurred. The Adviser may recoup such waivers for a maximum of three years from reimbursement.

Fund	Expenses Reimbursed	Recoupment Balance
Virtus Newfleet Dynamic Credit ETF	$50,252	$50,252

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Fund. For services provided to the Funds, the Adviser pays to each Sub-Adviser a fee, payable monthly. The Sub-Advisers and sub-advisory fees for each Fund are listed below.

Funds	Sub-Advisers	Sub-Advisory Fees
Virtus Enhanced Short U.S. Equity ETF	Rampart Investment Management Company, LLC(1)	50% of the Net Advisory Fee
Virtus Newfleet Dynamic Credit ETF	Newfleet Asset Management, LLC(1)	50% of the Net Advisory Fee

(1)	An affiliate of Virtus.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is a wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan for Virtus Enhanced Short U.S. Equity ETF, where the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No 12b-1 fees are currently paid by Virtus Enhanced Short U.S. Equity ETF and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Notes to Financial Statements (continued)

July 31, 2017

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.”

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net capital gains to shareholders. Accounting for Uncertainty in Income Taxes as issued by the FASB provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2017), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended July 31, 2017, the Funds had no accrued penalties or interest.

The adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Funds	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Virtus Enhanced Short U.S. Equity ETF	$2,371,787	$—	$—	$—
Virtus Newfleet Dynamic Credit ETF	125,357,922	1,885,376	(747,539)	1,137,837

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of derivative contracts and undistributed short-term capital gains being treated as ordinary income for tax purposes. At July 31, 2017, the components of accumulated earnings/loss on a tax-basis were as follows:

Funds	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Loss)
Virtus Enhanced Short U.S. Equity ETF	$499	$(39,540)	$—	$(39,041)
Virtus Newfleet Dynamic Credit ETF	247,080	—	1,137,837	1,384,917

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal periods ended July 31, 2017, the Funds did not incur or elect to defer post-October capital losses and late year ordinary losses.

The tax character of distributions paid during the period ended July 31, 2017 was as follows:

	2017
Funds	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains
Virtus Enhanced Short U.S. Equity ETF	$—	$—
Virtus Newfleet Dynamic Credit ETF	2,094,898	—

Notes to Financial Statements (continued)

July 31, 2017

At July 31, 2017, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Funds	Short-Term No Expiration	Long-Term No Expiration	Total
Virtus Enhanced Short U.S. Equity ETF	$15,816	$23,724	$39,540
Virtus Newfleet Dynamic Credit ETF	—	—	—

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. At July 31, 2017, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Funds	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss) On Investments	Paid-in-Capital
Virtus Enhanced Short U.S. Equity ETF	$—	$—	$—
Virtus Newfleet Dynamic Credit ETF	(44,591)	44,605	(14)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended July 31, 2017 were as follows:

	Purchases		Sales
Funds	Long Term	U.S Government	Long Term	U.S Government	Subscriptions In-Kind	Redemptions In-Kind
Virtus Enhanced Short U.S. Equity ETF	$—	$—	$—	$—	$—	$—
Virtus Newfleet Dynamic Credit ETF	140,684,311	7,989,609	26,261,203	6,452,461	—	—

7. DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective.

The following is the location and each Fund’s fair values of derivative investments disclosed, if any, in the Statements of Assets and Liabilities, categorized by primary market risk exposure as of July 31, 2017.

Fund	Asset Derivatives:	Equity Risk
Virtus Enhanced Short U.S. Equity ETF	Unrealized appreciation on futures contracts(1)	$45
Fund	Liability Derivatives:	Equity Risk
Virtus Enhanced Short U.S. Equity ETF	Unrealized depreciation on futures contracts(1)	$38,508

(1)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is the location and the effect of derivative investments, if any, on the Statements of Operations, categorized by primary market risk exposure during the period ended July 31, 2017.

Fund	Realized Gain (Loss):	Equity Risk
Virtus Enhanced Short U.S. Equity ETF	Futures contracts	$(1,077)

The following is the location and the effect of derivative investments, if any, on the Statements of Operations, categorized by primary market risk exposure during the period ended July 31, 2017.

Fund	Change in Unrealized Gain (Loss):	Equity Risk
Virtus Enhanced Short U.S. Equity ETF	Futures contracts	$(38,463)

Notes to Financial Statements (continued)

July 31, 2017

The following is a summary of the fiscal quarter end average volume on derivative activity for the period ended July 31, 2017.

Fund	Futures contracts*
Virtus Enhanced Short U.S. Equity ETF	$2,388,620

*	Notional value of contracts used to calculate the amount shown is as of July 31, 2017.

For the purpose of this calculation, notional amounts outstanding are at absolute value.

8. INVESTMENT RISKS

As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments. An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

9. CREDIT RISK

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Sub-Adviser to accurately predict risk.

10. 10% SHAREHOLDERS

As of July 31, 2017, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

Funds	% of Shares Outstanding	Number of Accounts
Virtus Enhanced Short U.S. Equity ETF	97%	1
Virtus Newfleet Dynamic Credit ETF	95%	1

11. NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

12. ORGANIZATION AND OFFERING COSTS

The Adviser, on behalf of Virtus Newfleet Dynamic Credit ETF, has assumed organization costs for the Trust. Offering costs, consisting primarily of legal fees related to preparing the initial registration statement, are deferred and are being amortized over a 12 month period beginning with the commencement of operations of the Fund. The offering costs for the Fund are estimated to be $50,037.

13. SUBSEQUENT EVENTS

The Virtus Newfleet Dynamic Credit ETF paid the following per share distributions after July 31, 2017:

Funds	Ordinary Income	Ex-Date
Virtus Newfleet Dynamic Credit ETF	$0.10062	8/21/2017
Virtus Newfleet Dynamic Credit ETF	$0.09548	9/20/2017

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that, except as set forth above, there are no material events that would require disclosure.

Report of Independent Registered Public Accounting Firm

July 31, 2017

To the Board of Trustees of Virtus ETF Trust II and the Shareholders of Virtus Enhanced Short U.S. Equity ETF and Virtus Newfleet Dynamic Credit ETF

We have audited the accompanying statements of assets and liabilities of Virtus Enhanced Short U.S. Equity ETF and Virtus Newfleet Dynamic Credit ETF, each a series of shares of beneficial interest in Virtus ETF Trust II (the “Funds”), including the schedules of investments, as of July 31, 2017, and the related statements of operations, statements of changes in net assets, and the financial highlights for the periods then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the custodian, agent banks, brokers, or by other appropriate auditing procedures where replies from brokers and agent banks were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Virtus Enhanced Short U.S. Equity ETF and Virtus Newfleet Dynamic Credit ETF as of July 31, 2017, and the results of their operations, the changes in their net assets and their financial highlights for the periods then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
September 29, 2017

Approval of Advisory Agreements & Board Considerations (unaudited)

Approvals with Respect to Virtus Enhanced Short U.S. Equity ETF

On November 10, 2016, at an in-person meeting (the “Meeting”) at which all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”) were present, the Board of Trustees (the “Board”) of Virtus ETF Trust II (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (the “Advisory Agreement”), and an investment sub-advisory agreement among Rampart Investment Management Company, LLC (the “Sub-Adviser”), the Adviser and the Trust (the “Sub-Advisory Agreement”), each with respect to the Virtus Enhanced Short U.S. Equity ETF (the “Fund”).

At the Meeting, the Board received and reviewed a substantial amount of information provided by the Adviser and the Sub-Adviser in response to requests of the Board and counsel, including, without limitation, a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from the Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about to be considered in connection with the Trustees’ review process (the “Sub-Adviser Memorandum”). The Board also met in person with representatives of the Adviser and the Sub-Adviser to discuss the proposed Fund.

Advisory Agreement

In deciding on whether to approve the Advisory Agreement on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. The Board considered the responsibilities the Adviser would have under the Advisory Agreement and the services that would be provided by the Adviser to the Fund including, without limitation, the management, oversight and administrative services that the Adviser and its employees would provide to the Fund, the services already provided by the Adviser related to organizing the Fund, the Adviser’s coordination of services for the Fund by the Trust’s service providers, its compliance procedures and practices, and its efforts to promote the Fund. The Board also considered the quality of the services that the Adviser provides to other series in the Virtus fund complex, including other series of the Trust. The Board noted that many of the Trust’s executive officers are employees of the Adviser and serve the Trust without additional compensation from the Fund. After reviewing the foregoing information and further information in the Adviser Memorandum (including descriptions of the Adviser’s investment advisory services and its related non-advisory business), and discussing the Adviser’s proposed services to the Fund with the Adviser, the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Adviser. The Board evaluated the management experience of the Adviser in light of the services it will be providing. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing exchange-traded funds and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser would be an appropriate manager for the Fund.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Fund. The Board examined and evaluated the arrangement between the Adviser and the Fund under the proposed Advisory Agreement, including the fact that the Adviser will utilize a “unified fee” structure to cap the Fund’s total expenses. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and the interests of the Adviser in providing management and oversight services to the Fund. In addition, at the Meeting, the Board compared the management fee of the Fund (which also represents the anticipated total expense ratio for the Fund as a result of the unified fee structure) to the expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fee to be paid to the Adviser by the Fund would be appropriate and within the range of what would have been negotiated at arm’s length.

The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered that the Fund’s proposed fee arrangement with the Adviser involves a unified fee. The Board considered that the Fund would likely experience benefits from the proposed unified fee arrangement, and would continue to do so even after the Fund’s assets grow to a level where the Adviser is no longer required to reimburse the Fund’s ordinary operating expenses in excess of the amount received by the Adviser under the unified fee. Accordingly, the Board concluded that the Fund’s fee arrangement with the Adviser would provide benefits through the proposed unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Adviser would be appropriate.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Other benefits derived by the Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee). The Board noted that ETF Distributors LLC (the “Distributor”), an affiliate of the Adviser, will serve as principal underwriter for the Fund, and that Virtus ETF Solutions LLC (the “Administrator”), also an affiliate of the Adviser, will serve as the operational administrator for the Fund. The Board noted that the Adviser will be responsible for the payment of any fees to the Distributor and the Administrator. The Board considered that the association of the Distributor and the Administrator with the Fund could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement on behalf of the Fund.

Sub-Advisory Agreement

In deciding on whether to approve the Sub-Advisory Agreement on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Sub-Adviser. The Board considered the responsibilities the Sub-Adviser would have under the Sub-Advisory Agreement and the services that would be provided by the Sub-Adviser including, without limitation, its investment advisory services, its compliance procedures and practices, and its efforts to promote the Fund. After reviewing the foregoing information and further information in the materials, including the Sub-Adviser Memorandum (which included descriptions of the Sub-Adviser’s business and Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Sub-Adviser would be satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser. In particular, the Board considered the Sub-Adviser’s experience, including the experience of its portfolio managers, in implementing strategies similar to the one proposed for the Fund. The Board discussed with the Sub-Adviser the investment objective and strategies for the Fund and the Sub-Adviser’s plans for implementing the strategies. The Board also considered the ability of the Sub-Adviser to manage the Fund. After consideration of these factors, the Board determined that the Sub-Adviser would be an appropriate manager for the Fund.

The costs of the services to be provided and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board examined and evaluated the proposed arrangements between the Sub-Adviser and the Adviser under the proposed Sub-Advisory Agreement. The Board noted that, under such arrangement, the Sub-Adviser would contribute a portion of the costs of operating the Fund, insofar as the Sub-Adviser would not begin to receive its sub-advisory fee under the Sub-Advisory Agreement until the Adviser is no longer required to reimburse the Fund’s ordinary operating expenses in excess of the amount received by the Adviser under the unified fee. The Board considered the Sub-Adviser’s staffing, personnel, and methods of operating; the Sub-Adviser’s compliance policies and procedures; the financial condition of the Sub-Adviser and the level of commitment to the Fund by the Sub-Adviser; the projected asset levels of the Fund.

The Board also considered potential benefits to the Sub-Adviser in managing the Fund, including promotion of the Sub-Adviser’s name. The Board compared the sub-advisory fee of the Fund (which will be paid to the Sub-Adviser by the Adviser from the unified fee) to the expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fee to be paid to the Sub-Adviser would be appropriate and representative of an arm’s length negotiation.

The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered that the Fund’s proposed fee arrangement with the Adviser involves a unified fee, and that the Adviser is responsible for the payment of sub-advisory fees to the Sub-Adviser. The Board considered that the Fund would likely experience benefits from the proposed unified fee arrangement, and would continue to do so even after the Fund’s assets grow to a level where the Adviser is no longer required to reimburse the Fund’s ordinary operating expenses in excess of the amount received by the Adviser under the unified fee. Accordingly, the Board concluded that the Fund’s fee arrangements with the Adviser

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

and the Sub-Adviser would provide benefits through the proposed unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Sub-Adviser would be appropriate.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangement, as outlined in the Sub-Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Sub-Advisory Agreement on behalf of the Fund.

Trustees and Officers of the Trust (unaudited)

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees of the Trust, their addresses, positions with the Trust, ages, term of office and length of time served, principal occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and other directorships, if any, held by the Trustees are set forth below. The SAI includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling the Adviser at (888) 383-0553.

Name and Year of Birth	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Myles J. Edwards Year of Birth: 1961	Trustee	Since Inception (2015)	General Counsel, CCO and COO, Shufro, Rose & Co., LLC (since 2014); General Counsel and CCO, Constellation Wealth Advisers, LLC (2011 — 2014)	14	Trustee (since 2016), ETFis Series Trust I (10 portfolios)
Stephen O’Grady Year of Birth: 1946	Trustee	Since Inception (2015)	Lead Market Maker, GFI Group (2011-2012); Partner, Kellogg Capital Markets (2004-2011)	14	Trustee (since 2014), ETFis Series Trust I (10 portfolios); Trustee (2013-2015), Greenhaven LLC; Trustee (since 2014), Acacia Group LLC; Trustee (since 2014), ETFS Trust (5 portfolios)
James Simpson Year of Birth: 1970	Trustee	Since Inception (2015)	President, ETP Resources, LLC (since 2009) (a financial services consulting company)	14	Trustee (since 2014), ETFis Series Trust I (10 portfolios)
Robert S. Tull Year of Birth: 1952	Trustee	Since Inception (2015)	Independent Consultant (since 2013); Chief Operating Officer, Factor Advisors, LLC (2010-2013)	14	Trustee (since 2014), ETFis Series Trust I (10 portfolios)
INTERESTED TRUSTEE**
George R. Aylward Year of Birth: 1964	Chairman and Trustee	Since Inception (2015)	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President, Virtus ETF Advisers LLC (since 2015); and various senior officer positions with Virtus affiliates (since 2005).	4
Trustee (since 2017), Virtus Asset Trust (26 portfolios); Trustee and President (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (2 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee (since 2006), Virtus Mutual Funds (49 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.

Trustees and Officers of the Trust (unaudited) (continued)

Name and Year of Birth	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
OTHER EXECUTIVE OFFICERS
William J. Smalley Year of Birth: 1983	President and Chief Executive Officer	Since Inception (2015)
President, Virtus ETF Solutions LLC (since 2012); Managing Principal, ETF Distributors LLC (since 2012); Managing Director, Virtus ETF Advisers LLC (since 2012); President and Chief Executive Officer (since 2012) and Secretary (2012-2015), ETFis Series Trust I; Vice President, Factor Advisors, LLC (2010-2012)
				N/A	N/A
Brinton W. Frith Year of Birth: 1969	Treasurer and Chief Financial Officer	Since Inception (2015)
President, Virtus ETF Advisers LLC (since 2013); Managing Director, Virtus ETF Solutions LLC (since 2013); Treasurer and Chief Financial Officer, ETFis Series Trust I (since 2012); President, Javelin Investment Management, LLC (2008-2013)
				N/A	N/A
Nancy J. Engberg Year of Birth: 1956	Chief Compliance Officer	Since Inception (2015)
Senior Vice President (since 2017); Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President and Chief Compliance Officer (since 2017), Virtus Asset Trust; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Complex; Senior Vice President (since 2017), Vice President (2010 to 2016) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2016) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2016) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Vice President & Chief Compliance Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I.
				N/A	N/A
Kevin J. Carr Year of Birth: 1954	Secretary	Since Inception (2015)
Senior Vice President (since 2009), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President, Chief Legal Officer, Counsel and Secretary (since 2017), Virtus Asset Trust; Secretary, Virtus ETF Advisers LLC (since 2015); Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Complex; Senior Vice President (2013 to 2014), Vice President (2012 to 2013) and Assistant Secretary (since 2012), Secretary and Chief Legal Officer (2005 to 2012), Virtus Total Return Fund, Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President and Assistant Secretary (since 2017), Assistant Secretary (2013 to 2016), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Vice President and Assistant Secretary (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Senior Vice President and Assistant Secretary (2013 to 2014), Vice President and Assistant Secretary (2012 to 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2011 to 2012), Virtus Closed-End Funds; and Senior Vice President and Assistant Secretary (since 2017), Assistant Secretary (2013 to 2017), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I.
				N/A	N/A

The address for each Trustee and officer is 1540 Broadway, 16th Floor, New York, NY 10036. Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.

*	As of July 31, 2017, the Fund Complex consisted of the Trust, which consisted of four portfolios — Virtus Newfleet Dynamic Credit ETF, Virtus Japan Alpha ETF, Virtus Enhanced U.S. Equity ETF, and Virtus Enhanced Short U.S. Equity ETF and ETFis Series Trust I, which consisted of ten portfolios — Virtus LifeSci Biotech Products ETF (formerly BioShares Biotechnology Products Fund), Virtus LifeSci Biotech Clinical Trials ETF (formerly, BioShares Biotechnology Clinical Trials Fund), iSectors® Post-MPT Growth ETF, Tuttle Tactical Management U.S. Core ETF, Tuttle Tactical Management Multi-Strategy Income ETF, Virtus Newfleet Multi-Sector Unconstrained Bond ETF, InfraCap MLP ETF, InfraCap REIT Preferred ETF, Reaves Utilities ETF, and Cumberland Municipal Bond ETF. On August 25, 2017, Tuttle Tactical Management U.S. Core ETF and Tuttle Tactical Management Multi-Strategy Income ETF were liquidated.
**	George R. Aylward is an “interested person” as defined in the Investment Company Act of 1940, because he is an employee of the Adviser.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q are available without charge, upon request, by calling toll-free at (888) 383-0553. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted daily on the Funds’ website at www.virtusetfs.com.

The Funds’ premium/discount information for the most recently completed calendar year and the most recently completed calendar quarters since that year is available without charge on the Funds’ website at www.virtusetfs.com.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

c/o ETF Distributors LLC
1540 Broadway, Suite 1610
New York, NY 10036

8572(09/17)

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics has been filed with the Commission. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant's board of trustees believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $3,500 and $27,000 for the registrant’s fiscal years ended July 31, 2016 and July 31, 2017, respectively.
(b)	Audit-Related Fees. None.

(c)	Tax Fees The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $3,500 and $6,000 for the registrant’s fiscal years ended July 31, 2016 and July 31, 2017, respectively. No fees were billed in the registrant’s fiscal years ended July 31, 2016 and July 31, 2017 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registered investment company’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company.

(d)	All Other Fees None.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
(g)	During the fiscal years ended July 31, 2016 and July 31, 2017, aggregate non-audit fees of $3,500 and $6,000, respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in the either of the registrant’s last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	Not applicable.

Item 5. Audit Committee of Listed registrants.

The registrant has a separately designated audit committee consisting of all the independent directors of the registrant. The members of the audit committee are: Stephen G. O’Grady, James Simpson, Robert S. Tull and Myles J. Edwards.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is incorporated by reference to registrant’s Form N-CSR, filed January 6, 2016.

(a)(2)	A separate certification for each principal executive and principal financial officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Virtus ETF Trust II

By (Signature and Title)*   /s/ William J. Smalley

William J. Smalley, President and Principal Executive Officer

(Principal Executive Officer)

Date                        October 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ William J. Smalley

William J. Smalley, President and Principal Executive Officer

(Principal Executive Officer)

Date                       October 10, 2017

By (Signature and Title)*   /s/ Brinton W. Frith

Brinton W. Frith, Treasurer and Principal Financial Officer

(Principal Financial Officer)

Date                       October 10, 2017

* Print the name and title of each signing officer under his or her signature.